RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Schedule of amount due from related parties
		As of December 31,
	Note	2013	2014

Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH")	(i)	$21	$46
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., ("Hu Lian") subsidiary of OPH	(i)	245	342
Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation	(ii)	108	20
Nuomi Holdings Inc., equity investee of Renren, Inc		175	-
Beijing Nuomi Wang Technology Development Co., Ltd., subsidiary of Nuomi Holdings Inc. ("Beijing Nuomi")	(iii)	61,663	-
Qingting, equity investee of Renren, Inc.		192	220
Beautiful Legend Co., Ltd, entity substantially controlled by the majority shareholder of OPH		7	-
JMOOP, equity investee of the Company	9(ii)	-	419
Total		$62,411	$1,047

(i)	OPH is an entity controlled by the CEO of the Company. The two subsidiaries of OPH, Gummy Inc. and Hu Lian have acted as collection agents of the Company during 2013 and 2014.

(ii)	SBPS, an affiliate of SB Pan Pacific Corporation, provides third party collection service for Renren Game Japan Inc. during 2013 and 2014.

(iii)
As described in Note 4.1, the Company deconsolidated Nuomi from the Company's consolidated financial statements on October 26, 2013. At the deconsolidation date, the amount due from Beijing Nuomi was $74,825, which was partially settled in November and December 2013. As of December 31, 2013, the balance of amount due from Beijing Nuomi was $61,663, which was fully settled subsequently in February 2014.

Schedule of amount due to related parties
		As of December 31,
	Note	2013	2014

Qingting, equity investee of the Company		$113	$-
Mapbar, equity investee of the Company		65	37
Nuomi Holdings Inc., equity investee of the Company	(i)	60,884	-
Ying He Hu Dong, equity investee of the Company		-	266
Total		$61,062	$303

(i)
As described in Note 4.1, the Company deconsolidated Nuomi Hodings Inc. on October 26, 2013. Pursuant to purchase agreement reached among the Company, Nuomi Holdings Inc. and Baidu Holdings Limited dated on August 23, 2013, immediately after the deconsolidation date, the Company issued promissory note to Nuomi Holdings Inc. in the principal amount of $60,884 that equaled the balance of the Company's receivables from Beijing Nuomi as of July 31, 2013. Such promissory note would be repaid upon the settlement of the Company's receivables in respect to Beijing Nuomi. After the balance sheet date, the promissory note of $60,884 was paid up in February 2014 along with the settlement of the other receivable.

Schedule of transactions with related parties for amount due from related parties
	Years ended December 31,
	2012	2013	2014

Cash collected through SBPS, an affiliate of SB Pan Pacific Corporation	$1,116	$1,153	$515
Back office service provided to Hu Lian, subsidiary of OPH	270	128	104
Self-developed games licensed to Gummy Inc., subsidiary of OPH	1	-	77
Professional fees paid for Nuomi by Renren Inc.	-	175	-
Dividend declared but not paid by JMOOP, equity investee of the Company	-	-	419
Loan to Qingting, equity investee of the Company.	-	-	228

Total	$1,387	$1,456	$1,343

Schedule of transactions with related parties for amount due to related parties
	Years ended December 31,
	2012	2013	2014

Location-based service provided by Mapbar Technology Limited	$304	$299	$203
Internet service provided by Qingting, equity investee of Renren Inc.	-	111	197
Game operating service provided by Ying He Hu Dong, equity investee of Renren Inc.	-	-	428
Game operating service provided by Beautiful Legend Co., Ltd, entity substantially controlled by the majority shareholder of OPH	-	-	44
Total	$304	$410	$872